UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

SEC File Number: 001-33674
CUSIP Number: 00846L101

NOTIFICATION OF LATE FILING

(Check one)	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

For Period Ended:  December 31, 2008

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

This notification relates to Items 10 through 14 of the Registrant's Annual Report on Form 10-K for the Year Ended December 31, 2008.

PART I — REGISTRANT INFORMATION

AgFeed Industries, Inc.
Full Name of Registrant

N/A
Former Name if Applicable

Suite A1001-1002, Tower 16, Hengmao Int'l Center
Address of Principal Executive Office (Street and Number)

Nanchang City, Jiangxi Province, China 330003
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate) ☒

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, Form 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.  (Attach Extra Sheets if Needed)

Items 10 through 14 of the Registrant's Annual Report on Form 10-K for the year ended December 31, 2008 are incorporated by reference in the Registrant's proxy statement for its annual meeting.  The Registrant originally filed a preliminary proxy statement with the Securities and Exchange Commission (the "SEC") on April 6, 2009.  This preliminary proxy statement contains the information required by Items 10 through 14.  However, the SEC has not completed its review of the preliminary proxy statement and, as a result, the filing of a definitive proxy statement containing the information required by Items 10 through 14 of Form 10-K has been delayed.  The Registrant anticipates filing an amendment to the Annual Report on Form 10-K with the SEC on or before May 15, 2009.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Brian S. North, Esq.	215	665-3828
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

If answer is no, identify report(s). ☒ Yes ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

AgFeed Industries, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

AgFeed Industries, Inc.

Date: May 1, 2009	By:	/s/ Gerard Daignault
Gerard Daignault
Chief Operating Officer